Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Leases
Rent expense	$ 601	$ 510	$ 509
Sublease income received on leased assets	41	44	52
Future net minumum lease payments for operating leases
2012	477
2013	401
2014	340
2015	284
2016	244
Thereafter	340
Total operating leases, excluding sublease rentals	2,086
Sublease income	(96)
Total operating lease	1,990
Future net minimum lease payments for capital leases
2012	27
2013	24
2014	20
2015	15
2016	13
Thereafter	84
Total minimum lease payments	183
Less amount representing estimated executory costs included in total minimum lease payments	(2)
Net minimum lease payments	181
Less amount representing interest	(85)
Present value of minimum lease payments	$ 96